UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934


Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

??
Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period



April 1, 2012 to December 31, 2012



Date of Report (Date of earliest event reported)  January 24, 2013



Central Index Key Number of securitizer:   0001548663




Melody Zaghi, AVP, (310) 234-2111
Name and telephone number, including area code, of the person to contact in connection with this filing.


Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-
1(c)(2)(ii)   ???



REPRESENTATION AND WARRANTY INFORMATION


Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and
Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), Legg Mason Real Estate Capital II,
Inc. has indicated by check mark that there is no activity to report for the year ending December 31, 2012.












SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.


Legg Mason Real Estate
Capital II, Inc.
 (Securitizer)





Date
 January 24, 2013








Wallace O. Sellers, Jr.

(Signature)*
Executive Vice President